Derivative Instruments (Details 4) (Cash Flow Hedging [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	$ 206	$ 124
Hedge ineffectiveness recorded directly in income	17	(62)
Total income statement impact	223.0	62.0
Effective portion recorded in OCI	247	767
Total change in OCI for period	41	643
Interest Rate Contract [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	288	(158)
Hedge ineffectiveness recorded directly in income	20	(62)
Total income statement impact	308.0	(220.0)
Effective portion recorded in OCI	388	61
Total change in OCI for period	100	219
Foreign Exchange Contract [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	(82)	282
Hedge ineffectiveness recorded directly in income	(3)	0
Total income statement impact	(85.0)	282.0
Effective portion recorded in OCI	(141)	706
Total change in OCI for period	$ (59)	$ 424